Consolidated Statements of Shareholder's Equity - USD ($) $ in Millions	Common shares	Additional paid-in surplus	Retained earnings	Accumulated other comprehensive (loss)	Total common shareholder's equity	Non-controlling interests	Total
Accumulated other comprehensive income (loss), other
Non-controlling interests							$ 250.0
Total common shareholder's equity at Dec. 31, 2014	$ 0.1	$ 1,095.9	$ 717.8	$ (51.1)
Other, net		0.2
Net (loss) income			310.0
Income attributable to non-controlling interests			(18.8)
Accumulated unrealized investment gains (losses) from investments in unconsolidated affiliates
Net change in unrealized investment gains (losses) from investments in unconsolidated affiliates				(29.8)			(29.8)
Balance at end of year at Dec. 31, 2015				29.8
Accumulated net foreign currency translation gains (losses), balance at beginning of period at Dec. 31, 2014				(79.5)
Accumulated net foreign currency translation gains (losses)
Net change in foreign currency translation				(65.4)
Accumulated net foreign currency translation gains (losses), balance at end of period at Dec. 31, 2015				(144.9)
Balance, beginning of period at Dec. 31, 2014				(1.4)			(51.1)
Accumulated other comprehensive income (loss), other
Net change, other				0.2			(95.0)
Balance, end of period at Dec. 31, 2015				(1.2)			(146.1)
Total common shareholder's equity at Dec. 31, 2015	0.1	1,096.1	1,009.0	(146.1)	$ 1,959.1
Accumulated other comprehensive income (loss), other
Non-controlling interests						$ 250.1	250.1
Total equity							2,209.2
Capital contribution from former parent		89.6
Stock split	1.1	(1.1)
Net (loss) income			51.8
Income attributable to non-controlling interests			(19.3)
Dividends to former parent			27.0
Net change in foreign currency translation				(67.3)
Accumulated net foreign currency translation gains (losses), balance at end of period at Dec. 31, 2016				(212.2)
Accumulated other comprehensive income (loss), other
Net change, other				1.2			(66.1)
Balance, end of period at Dec. 31, 2016							(212.2)
Total common shareholder's equity at Dec. 31, 2016	1.2	1,184.6	1,014.5	(212.2)	1,988.1		$ 1,988.1
Accumulated other comprehensive income (loss), other
Dividends declared per common share							$ 0.23
Non-controlling interests						251.3	$ 251.3
Total equity							2,239.4
Capital contribution from former parent		11.5
Net (loss) income			(155.4)
Income attributable to non-controlling interests			(13.2)
Accrued dividends on Series A redeemable preference shares			(3.5)				(3.5)
Net change in foreign currency translation				73.5
Accumulated net foreign currency translation gains (losses), balance at end of period at Sep. 30, 2017				(138.7)
Accumulated other comprehensive income (loss), other
Net change, other							73.5
Balance, end of period at Sep. 30, 2017							(138.7)
Total common shareholder's equity at Sep. 30, 2017	1.2	1,196.1	842.4	(138.7)			1,901.0
Total common shareholder's equity at Dec. 31, 2016	1.2	1,184.6	1,014.5	(212.2)	1,988.1		1,988.1
Capital contribution from former parent		13.3
Net (loss) income			(136.3)
Income attributable to non-controlling interests			(13.7)
Accrued dividends on Series A redeemable preference shares			(6.1)				(6.1)
Accumulated net foreign currency translation gains (losses), balance at beginning of period at Dec. 31, 2016				(212.2)
Accumulated net foreign currency translation gains (losses)
Net change in foreign currency translation				71.7
Accumulated net foreign currency translation gains (losses), balance at end of period at Dec. 31, 2017				(140.5)
Balance, beginning of period at Dec. 31, 2016							(212.2)
Accumulated other comprehensive income (loss), other
Net change, other							71.7
Balance, end of period at Dec. 31, 2017							(140.5)
Total common shareholder's equity at Dec. 31, 2017	1.2	1,197.9	858.4	(140.5)	1,917.0		1,917.0
Accumulated other comprehensive income (loss), other
Non-controlling interests							250.2
Accrued dividends on Series A redeemable preference shares							(2.5)
Accumulated net foreign currency translation gains (losses), balance at end of period at Sep. 30, 2017				(138.7)
Balance, beginning of period at Jun. 30, 2017							(165.0)
Accumulated other comprehensive income (loss), other
Net change, other							26.3
Balance, end of period at Sep. 30, 2017							(138.7)
Total common shareholder's equity at Sep. 30, 2017	1.2	1,196.1	842.4	(138.7)			1,901.0
Accumulated other comprehensive income (loss), other
Non-controlling interests							(0.3)
Total equity							1,900.7
Non-controlling interests						$ 0.2	0.2
Total equity							1,917.2
Total common shareholder's equity at Dec. 31, 2017	1.2	1,197.9	858.4	(140.5)	$ 1,917.0		1,917.0
Capital contribution from former parent		1.4
Net (loss) income			113.8
Income attributable to non-controlling interests			(0.9)
Accrued dividends on Series A redeemable preference shares			(2.6)				(2.6)
Accumulated net foreign currency translation gains (losses), balance at beginning of period at Dec. 31, 2017				(140.5)
Accumulated net foreign currency translation gains (losses)
Net change in foreign currency translation				(57.2)
Accumulated net foreign currency translation gains (losses), balance at end of period at Sep. 30, 2018				(197.7)
Balance, beginning of period at Dec. 31, 2017							(140.5)
Accumulated other comprehensive income (loss), other
Net change, other							(57.2)
Balance, end of period at Sep. 30, 2018							(197.7)
Total common shareholder's equity at Sep. 30, 2018	1.2	1,199.3	970.2	(197.7)			1,973.0
Accumulated other comprehensive income (loss), other
Non-controlling interests							1.0
Accumulated net foreign currency translation gains (losses), balance at end of period at Sep. 30, 2018				(197.7)
Balance, beginning of period at Jun. 30, 2018							(202.4)
Accumulated other comprehensive income (loss), other
Net change, other							4.7
Balance, end of period at Sep. 30, 2018							(197.7)
Total common shareholder's equity at Sep. 30, 2018	$ 1.2	$ 1,199.3	$ 970.2	$ (197.7)			1,973.0
Accumulated other comprehensive income (loss), other
Non-controlling interests							1.1
Total equity							$ 1,974.1